Immaterial Reclassification of Prior Period Presentation - Summary of Reclassification of Financial Statement Presentation in Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Accounts receivable, net	[1]	$ 109,384	$ 134,225
Prepaid expenses and other current assets	[1]	14,816	23,139
Total current assets		421,333	398,350
Total assets		5,202,617	4,768,769	$ 4,401,252
Accounts payable and accrued expenses	[1]	(23,404)	(27,297)
Due to container investors, net	[1]	(21,978)	(30,672)
Total current liabilities		(299,845)	(292,587)
Total liabilities		$ (3,916,972)	(3,532,778)
As Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Accounts receivable, net			110,222
Prepaid expenses and other current assets			22,669
Total current assets			373,877
Total assets			4,744,296
Accounts payable and accrued expenses			(25,174)
Due to container investors, net			(8,322)
Total current liabilities			(268,114)
Total liabilities			(3,508,305)
Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Accounts receivable, net			24,003
Prepaid expenses and other current assets			470
Total current assets			24,473
Total assets			24,473
Accounts payable and accrued expenses			(2,123)
Due to container investors, net			(22,350)
Total current liabilities			(24,473)
Total liabilities			$ (24,473)

[1]	Certain amounts for the year ended December 31, 2018 have been reclassified to report the gross amounts of accounts receivable, prepaid expenses, accounts payable and accrued expenses arising from the managed fleet instead of the net presentation (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 1 (u) “Reclassifications and Changes in Presentation “).